Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Long-term notes payable consisted of the following (in millions):

	March 31,	December 31,
	2022	2021
Silicon Valley Bank (“SVB”) Term Loans	$17.5	$20.0
Term Loans unamortized discount and loan issuance costs	(1.0)	(1.2)
Total debt, net of discount and loan issuance costs	16.5	18.8
Less current portion, net of discount and loan issuance costs	(9.5)	(9.5)
Total long-term notes payable, net of discount and loan issuance costs	$7.0	$9.3

Long-term notes payable consisted of the following (in millions):

	As of December 31,
	2021	2020
Silicon Valley Bank (“SVB”) Term Loans	$20.0	$—
PPP loan	—	0.9
Term Loans unamortized loan issuance fees and costs	(1.2)	—
Total debt, net of issuance costs	18.8	0.9
Less current portion, net of loan issuance fees and costs	(9.5)	(0.6)
Total long-term notes payable, net of loan issuance fees and costs	$9.3	$0.3

Schedule of Maturities of Long-term Debt	The future scheduled principal maturities of notes payable as of March 31, 2022 are as follows (in millions):

Remaining 2022	$7.5
2023	10.0
$17.5
The future scheduled principal maturities of notes payable as of December 31, 2021 are as follows (in millions):

2022	$10.0
2023	10.0
$20.0